Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale marketable securities
Marketable securities, Amortized Cost	$ 14,752	$ 31,575	$ 7,972
Marketable securities, Gross Unrealized Gains	3	11
Marketable securities, Gross Unrealized Losses		(6)	(3)
Marketable securities, Fair Value	14,755	31,580	7,969
Remaining contractual term until maturity of the available-for-sale securities held	1 month
Domestic corporate debt securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost	1,757	10,260	5,023
Marketable securities, Gross Unrealized Losses		(6)	(3)
Marketable securities, Fair Value	1,757	10,254	5,020
Debt securities held in an unrealized position for less than 12 months		7
Fair value of debt securities in an unrealized position for less than 12 months		8,015
Domestic corporate commercial paper
Available-for-sale marketable securities
Marketable securities, Amortized Cost	12,995	18,987	2,949
Marketable securities, Gross Unrealized Gains	3	11
Marketable securities, Fair Value	12,998	18,998	2,949
U.S Government Securities
Available-for-sale marketable securities
Marketable securities, Amortized Cost		2,328
Marketable securities, Fair Value		2,328
Corporate debt securities
Available-for-sale marketable securities
Debt securities held in an unrealized position for less than 12 months	1
Fair value of debt securities in an unrealized position for less than 12 months	$ 800